Provision for post-employment benefits - Weighted Average Assumptions Used For Actuarial Valuations (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	1.80%	1.30%	2.00%	2.80%
Rate of increase in pensions in payment	4.50%	4.40%	4.40%	4.30%
Inflation	3.20%	2.80%	2.60%	2.80%
North America
Disclosure of defined benefit plans [line items]
Discount rate	2.60%	2.00%	3.00%	4.10%
Rate of increase in salaries		3.00%	3.00%	3.00%
Western Continental Europe
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	0.90%	1.20%	2.00%
Rate of increase in salaries	2.30%	2.20%	2.20%	2.30%
Rate of increase in pensions in payment	1.80%	1.80%	1.80%	1.20%
Inflation	1.70%	1.70%	1.70%	1.70%
Other
Disclosure of defined benefit plans [line items]
Discount rate	5.30%	4.20%	4.60%	5.00%
Rate of increase in salaries	5.60%	5.20%	6.10%	5.80%
Inflation	3.70%	3.70%	3.70%	3.60%